Marketable Securities And Other Investments (Loss On Investments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	¥ 7,433	¥ 4,524
Available-for- sale, Gross unrealized holding losses, Less than 12 months	269	1,162
Available-for-sale, Fair value, 12 months or longer	946	2,440
Available-for- sale, Gross unrealized holding losses, 12 months or longer	107	701
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	996	4,852
Available-for- sale, Gross unrealized holding losses, Less than 12 months	54	231
Available-for-sale, Fair value, 12 months or longer	649	865
Available-for- sale, Gross unrealized holding losses, 12 months or longer	148	250
Held-to-maturity, Fair value, Less than 12 months
Held-to-maturity, Gross unrealized holding losses, Less than 12 months
Held-to-maturity, Fair value, 12 months or longer
Held-to-maturity, Gross unrealized holding losses, 12 months or longer